N-4	Jul. 18, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
Entity Central Index Key	0001015343
Entity Investment Company Type	N-4
Document Period End Date	Jul. 18, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The Neuberger Berman Advisers Management Trust has notified us that the name of the following fund will be changed on or about July 28, 2025. The fund’s investment objective, fee and average total returns remain the same. All other information about the fund, including the principal investment strategies, can be found in the fund’s prospectus.

CURRENT FUND NAME	NEW FUND NAME

Neuberger Berman AMT Sustainable Equity Portfolio	Neuberger Berman AMT Quality Equity Portfolio

Neuberger Berman AMT Quality Equity Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman AMT Quality Equity Portfolio